Liabilities and assets under insurance contracts and reinsurance assets (Tables)	12 Months Ended
Dec. 31, 2018
Liabilities and Assets under insurance contracts and Reinsurance assets
Schedule of Liabilities under insurance contracts and Reinsurance assets in the consolidated balance sheets

	Million of euros
	2018			2017			2016
	Direct			Direct			Direct
	insurance			insurance			insurance
	and		Total	and		Total	and		Total
	reinsurance	Reinsurance	(balance	reinsurance	Reinsurance	(balance	reinsurance	Reinsurance	(balance
Technical provisions for:	assumed	ceded	payable)	assumed	ceded	payable)	assumed	ceded	payable)

Unearned premiums and unexpired risks	52	(47)	5	50	(41)	9	61	(46)	15
Life insurance	227	(163)	64	483	(151)	332	159	(138)	21
Unearned premiums and risks	140	(127)	13	100	(96)	4	76	(76)	—
Mathematical provisions	87	(36)	51	383	(55)	328	83	(62)	21
Claims outstanding	397	(86)	311	423	(115)	308	358	(98)	260
Bonuses and rebates	20	(9)	11	29	(11)	18	19	(8)	11
Other technical provisions	69	(19)	50	132	(23)	109	55	(41)	14
	765	(324)	441	1,117	(341)	776	652	(331)	321